Derivative Instruments - Summary of Derivative Instruments (Details) - Interest Rate Swap - Designated as Hedging Instrument - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Fair Value of Derivative Instruments
Realized (gains) losses	$ 5,619	$ 7,883	$ 11,132	$ 16,078
Other Comprehensive Income (Loss)
Fair Value of Derivative Instruments
Unrealized (gains) losses	$ 12,835	$ (9,107)	$ 22,289	$ (25,216)